Issuance of Units (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	2 Months Ended	3 Months Ended		6 Months Ended		8 Months Ended
	Jan. 11, 2018	Jan. 31, 2017	Feb. 21, 2018	Mar. 20, 2017	Mar. 17, 2017	Jun. 30, 2018	Jun. 30, 2017	Sep. 01, 2017	Dec. 31, 2017
Class Of Stock [Line Items]
Proceeds from issuance of Common Limited partners units						$ 33,532	$ 98,175
Payments to acquire notes receivable from affiliiates						0	4,050
Net proceeds from issuance of general partner units						714	2,626
Equity compensation expense						1,235	933
Issuance of common units for transfer of Navios Europe I loans						0	28,862
Compensation cost of non-vested restricted common units not yet recognized						2,986
Net proceeds from issuance of general partner untis						$ 33,374	$ 98,175
Common units outstanding						167,589,764			147,797,720
Issuance of restricted common units (see Note 9), value						$ 1,299
Common Unitholders
Class Of Stock [Line Items]
Issuance of restricted common units (see Note 9), units						1,370,044
Partners Capital account units sold in public offering			18,422,000	47,795,000
Unit price			$ 1.9	$ 2.1
Proceeds from issuance of Common Limited partners units			$ 35,002	$ 100,369
Proceeds from issuance of common units, net of offering costs			33,374	95,986
Offering costs			$ 1,628	$ 4,383
Issuance of common units for transfer of Navios Europe I Loans (see Notes 9 & 13), units							13,076,923
Issuance of restricted units, Unit-based Compensation							2,040,000
Net proceeds from issuance of general partner untis						18,422,000	48,995,442
Net proceeds from issuance of general partner untis						$ 33,374	$ 98,175
Issuance of restricted common units (see Note 9), value						$ 1,235
Common Unitholders | Acquisition Agreement
Class Of Stock [Line Items]
Issuance of restricted common units (see Note 9), units								361,444
Issuance of restricted common units (see Note 9), value								$ 600
General Partner
Class Of Stock [Line Items]
Issuance of restricted common units (see Note 9), units						27,960
Partners Capital account units sold in public offering			375,959	975,408
Net proceeds from issuance of general partner units			$ 714	$ 2,049	$ 468
Partners Capital account units sold in private placement					266,876
General Partner's capital account units sold in public offering						375,959	1,308,415
Issuance of restricted common units (see Note 9), value						$ 64
General Partner | Acquisition Agreement
Class Of Stock [Line Items]
Issuance of restricted common units (see Note 9), units								7,376
Issuance of restricted common units (see Note 9), value								$ 12
Restricted Common Units
Class Of Stock [Line Items]
Vesting period						4 years
Restricted common units vested in period						686,665
Common units outstanding						361,444
Navios Holdings
Class Of Stock [Line Items]
Payments to acquire notes receivable from affiliiates					$ 4,050
Value of consideration given					$ 33,473
Navios Holdings | Common Unitholders
Class Of Stock [Line Items]
Issuance of common units for transfer of Navios Europe I Loans (see Notes 9 & 13), units					13,076,923
Issuance of common units for transfer of Navios Europe I loans					$ 28,862
Directors and/ or officers | Authorized January 2017
Class Of Stock [Line Items]
Equity compensation expense						$ 424	$ 933
Directors and/ or officers | Authorized December 2017
Class Of Stock [Line Items]
Net proceeds from issuance of general partner units	$ 64
Partners Capital account units sold in private placement	27,960
Equity compensation expense						$ 810
Directors and/ or officers | General Partner | Authorized January 2017
Class Of Stock [Line Items]
Net proceeds from issuance of general partner units		$ 63
Partners Capital account units sold in private placement		41,633
Directors and/ or officers | Restricted Common Units | Authorized January 2017
Class Of Stock [Line Items]
Issuance of restricted units, Unit-based Compensation		2,040,000
Directors and/ or officers | Restricted Common Units | Authorized December 2017
Class Of Stock [Line Items]
Issuance of restricted units, Unit-based Compensation	1,370,044
Navios Holdings
Class Of Stock [Line Items]
Ownership percentage of Navios Holdings						20.20%
Navios GP L.L.C. general partner interest in Navios Partners						2.00%
Common units outstanding						31,053,233
Navios Term Loans I | Navios Holdings | Navios Revolving Loans I
Class Of Stock [Line Items]
Payments to acquire notes receivable from affiliiates					4,050
Value of consideration given					$ 33,473
Navios Term Loans I | Navios Holdings | Common Unitholders | Navios Revolving Loans I
Class Of Stock [Line Items]
Issuance of common units for transfer of Navios Europe I Loans (see Notes 9 & 13), units					13,076,923
Navios Term Loans I | Navios Holdings | Navios Revolving Loans I
Class Of Stock [Line Items]
Preferred distribution percentage					12.70%